Xtrackers S and P 500 Growth Scored and Screened ETF Performance Management - Xtrackers S and P 500 Growth Scored and Screened ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of the Underlying Index and a required broad-based securities market index, and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy.The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available on the fund’s website at Xtrackers.com (the website does not form a part of this prospectus).
Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of the Underlying Index and a required broad-based securities market index, and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(%)
Bar Chart Closing [Text Block]	ReturnsPeriod endingBest Quarter15.21%March 31, 2023Worst Quarter-1.02%September 30, 2023Year-to-Date14.20%September 30, 2025
Performance Table Heading	Average Annual Total Returns <br/>(For periods ended 12/31/2024 expressed as a %)
Performance Table Narrative	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Availability Website Address [Text]	Xtrackers.com
Xtrackers S and P 500 Growth Scored and Screened ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	14.20%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.21%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.02%)
Lowest Quarterly Return, Date	Sep. 30, 2023